Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares purchased, value		$ 12,252	$ 9,726
Subsequent Event [Member] | DBSI [Member]
Number of shares purchased, shares	545,454
Shares purchased price per share	$ 2.75
Number of shares purchased, value	$ 1,500,000